Guarantees (Narrative) (Details) - Osg International Incorporated Subsidiary Africa Tanker Corporation [Member] - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Guarantor obligations, current carrying value	$ 104,200	$ 145,396
Equity method investment, ownership percentage	50.00%